RELATED PARTY TRANSACTIONS - Founder Shares (Details)							1 Months Ended		12 Months Ended
	Aug. 03, 2021 USD ($) $ / shares shares	May 10, 2021 USD ($) shares	Mar. 10, 2021 USD ($) $ / shares shares	Mar. 08, 2021 USD ($) $ / shares shares	Mar. 02, 2021 USD ($) shares	Dec. 09, 2020 USD ($) D $ / shares shares	Mar. 31, 2021 shares	Feb. 28, 2021 shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2022 $ / shares shares	Dec. 31, 2020 shares
RELATED PARTY TRANSACTIONS
Proceeds from sale of Private Placement Warrants | $									$ 6,860,057
Independent directors
RELATED PARTY TRANSACTIONS
Fair value of shares price | $					$ 6,955,000
Private Placement
RELATED PARTY TRANSACTIONS
Number of warrants to purchase shares issued											3,500,000
Over-allotment option
RELATED PARTY TRANSACTIONS
Offering price per share | $ / shares			$ 10.00	$ 10.00
Class B ordinary shares
RELATED PARTY TRANSACTIONS
Ordinary shares, share outstanding									6,950,072	6,950,072
Ordinary shares, share issued									6,950,072	6,950,072
Class B ordinary shares | Sponsor
RELATED PARTY TRANSACTIONS
Number of shares surrender								131,250
Number of shares transferred					1,407,813
Founder Shares | Class B ordinary shares
RELATED PARTY TRANSACTIONS
Share dividend							575,000
Ordinary shares, share outstanding								6,625,000
Ordinary shares, share issued								6,625,000
Founder Shares | Class B ordinary shares | Over-allotment option
RELATED PARTY TRANSACTIONS
Founder shares surrendered for cancellation		249,928
Consideration | $		$ 0
Founder Shares | Class B ordinary shares | Sponsor
RELATED PARTY TRANSACTIONS
Consideration received | $						$ 25,000
Consideration received, shares						5,750,000
Share dividend								1,006,250
Percentage of issued and outstanding shares after the Initial Public Offering collectively held by initial stockholders		20.00%
Restrictions on transfer period of time after business combination completion						1 year
Stock price trigger to transfer, assign or sell any shares or warrants of the company, after the completion of the initial business combination (in dollars per share) | $ / shares						$ 12.00
Threshold trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination | D						20
Threshold consecutive trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination | D						30
Threshold period after the business combination in which the 20 trading days within any 30 trading day period commences						150 days
Novator Private Placement Units | Sponsor and certain of Company's directors and officers
RELATED PARTY TRANSACTIONS
Number of warrants to purchase shares issued	3,500,000
Price of warrant | $ / shares	$ 10.00
Proceeds from sale of Private Placement Warrants | $	$ 35,000,000
Novator Private Placement Share
RELATED PARTY TRANSACTIONS
Proceeds from sale of Private Placement Warrants | $				$ 35,000,000
Novator Private Placement Share | Private Placement | Sponsor and certain of Company's directors and officers
RELATED PARTY TRANSACTIONS
Number of warrants to purchase shares issued				3,500,000
Price of warrant | $ / shares				$ 10.00
Private Placement Warrants
RELATED PARTY TRANSACTIONS
Proceeds from sale of Private Placement Warrants | $									$ 6,400,000
Offering price per share | $ / shares			$ 1.50
Private Placement Warrants | Sponsor and certain of Company's directors and officers
RELATED PARTY TRANSACTIONS
Number of warrants to purchase shares issued										3,500,000
Price of warrant | $ / shares										$ 10.00
Offering price per share | $ / shares				$ 10.00
Private Placement Warrants | Private Placement | Sponsor and certain of Company's directors and officers
RELATED PARTY TRANSACTIONS
Number of warrants to purchase shares issued	4,266,667			4,266,667
Price of warrant | $ / shares	$ 1.50			$ 1.50
Proceeds from sale of Private Placement Warrants | $	$ 6,400,000
Offering price per share | $ / shares				$ 1.50
Private Placement Warrants | Over-allotment option
RELATED PARTY TRANSACTIONS
Number of warrants to purchase shares issued			306,705
Proceeds from sale of Private Placement Warrants | $			$ 460,057
Private Placement Warrants | Over-allotment option | Sponsor and certain of Company's directors and officers
RELATED PARTY TRANSACTIONS
Number of warrants to purchase shares issued	440,000		306,705
Proceeds from sale of Private Placement Warrants | $	$ 660,000		$ 460,057